Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

16. Income Taxes

The Company is registered in the Cayman Islands. The Company generates substantially all of its income (loss) from its PRC operations for the years ended December 31, 2020, 2021 and 2022.

Cayman Islands (“Cayman”)

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends to shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% since January 1, 2010. The operations in Hong Kong have incurred net accumulated operating losses for income tax purposes.

PRC

On March 16, 2007, the NPC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

16. Income Taxes – continued

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of mainland China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within mainland China or if the received dividends have no connection with the establishment or place of such immediate holding company within mainland China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with mainland China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with mainland China. According to the arrangement between mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in mainland China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

Nanjing Tuniu originally obtained its HNTE certificate in 2010 with a valid period of three years and successfully obtained the third renewal of such certificate in December 2022 for another three years. Tuniu Nanjing Information Technology obtained its HNTE certificate in 2017 with a valid period of three years and successfully obtained the first renewal of such certificate in December 2020 for another three years. Therefore, Nanjing Tuniu and Tuniu Nanjing Information Technology are eligible to enjoy a preferential tax rate of 15% in 2022 to the extent they have taxable income under the EIT Law, as long as they maintain the HNTE qualifications and duly conduct relevant EIT filing procedures with the relevant tax authorities. If Nanjing Tuniu and Tuniu Nanjing Information Technology fail to maintain their HNTE qualifications or renew their qualifications when their current terms expire, their applicable enterprise income tax rates may increase to 25%, which could have an adverse effect on our financial condition and results of operations. Besides, Beijing Tuniu obtained the HNTE certificate as well in 2018 and expired in 2020. As a consequence, the applicable enterprise tax rate for Beijing Tuniu has been restored to 25% since 2021. However, since Beijing Tuniu has large amount of accumulated loss in previous years, the increased EIT rate would not result in an immediate adverse effect on our financial condition.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2020	2021	2022
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(20.9)	(16.0)	(20.3)
R&D expenses super-deduction	(0.7)	(4.3)	(2.9)
Non-deductible expenses and non-taxable income incurred	(2.2)	(1.1)	0.4
Difference in EIT rates of certain subsidiaries	0.1	(0.3)	0.1
Effect of preferential income tax rates	(0.8)	(3.4)	(1.9)
Total	0.5	(0.1)	0.4

The aggregate amount and per share effect of the preferential income tax rates are as follows:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	11,239	4,411	3,929	570
Basic and diluted net loss per share effect	—	—	—	—

16. Income Taxes – continued

The following table sets forth the significant components of deferred tax assets and liabilities:

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	18,124	15,393	2,232
Net operating loss carry forwards	657,571	483,092	70,042
Carryforwards of deductible advertising expenses	11,321	11,349	1,645
Allowance for doubtful accounts	252,605	246,930	35,801
Subtotal	939,621	756,764	109,720
Less: valuation allowance	(939,621)	(756,764)	(109,720)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(2,382)	(1,741)	(252)
Total non-current deferred tax liabilities, net	(2,382)	(1,741)	(252)

As of December 31, 2022, the Group had net operating loss carryforwards of RMB2,053,670 which can be carried forward to offset taxable income. The carryforwards period for net operating losses under the EIT Law is five years. The net operating loss carry forward of the Group will start to expire in 2022 for the amount of RMB666,175 if not utilized. The remaining net operating loss carryforwards will expire in varying amounts between 2023 and 2026. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards. There is no expiration for the advertising expenses carryforwards.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2021 and 2022, valuation allowances of RMB939,621 and RMB756,764 were provided because it was more likely than not that the Group will not be able to utilize certain tax losses carry forwards and other deferred tax assets generated by its subsidiaries and Affiliated Entities. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur.

Movement of valuation allowance

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	1,246,296	1,332,721	939,621	136,232
Additions	396,582	29,089	31,324	4,541
Written-off for expiration of net operating losses	(304,939)	(414,409)	(212,636)	(30,829)
Utilization of previously unrecognized tax losses and deductible advertising expenses	(5,218)	(7,780)	(1,545)	(224)
Balance at the end of the year	1,332,721	939,621	756,764	109,720